Defined Contribution Plan	12 Months Ended
Dec. 31, 2012
Postemployment Benefits [Abstract]
Defined Contribution Plan

15. Defined Contribution Plan

The Company sponsors a defined contribution plan covering employees who meet certain eligibility requirements. The Company makes contributions to the plan in accordance with terms specified in the plan agreement. The Company’s contributions to the plan were $755 and $433 in 2012 and 2011, respectively.